CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	500,000	500,000	500,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	15,000,000	15,000,000	15,000,000
Common Stock, Shares, Issued	9,895,000	8,787,500	8,787,500
Common Stock, Shares, Outstanding	9,895,000	8,787,500	8,787,500